Semi-Annual Report
June 30, 2002



                                                         [NEUBERGER BERMAN LOGO]


                                       Neuberger Berman
                                       Advisers
                                       Management
                                       Trust


--------------------------------------------------------------------------------


                                       Limited
                                       Maturity
                                       Bond
                                       Portfolio (Registered Trademark)

B0734 08/02

Limited Maturity Bond Portfolio  Managers' Commentary
-----------------------------------------------------

Investors in the AMT Limited Maturity Bond Portfolio enjoyed a 2.06% return in the six-month period ending June 30, 2002, compared to a 2.38% return for the Merrill Lynch 1-3 Year Treasury Index.1 As the stock market has plummeted, many investors have reevaluated their notion of risk and have embraced the relative safety of fixed income.

We have taken advantage of the opportunities available during this period. At the end of this reporting period, the Portfolio is well represented in Treasuries (21% of Portfolio holdings), agencies (11%), mortgage-backed (11%) and asset-backed securities (8%). These sectors were sought after by investors and performed well in the recent climate. Frankly, however, in this period performance was affected more by what the Portfolio did not own versus what it did own. In other words, we avoided the worst of the fallout in the corporate bond market, which was hit hard by the well-publicized accounting scandals and ongoing credit concerns.

While the AMT Limited Maturity Bond Portfolio is well represented in corporate bonds, issue selection was key. Neuberger Berman's style is to carefully monitor security prices, and we are quick to sell securities when we sense trouble is ahead. Consequently, we reduced the portfolio's allocation to corporate securities (including banks and financial institutions) from about 49% at the beginning of the reporting period to 44% at June 30, 2002. A key element of Neuberger Berman's bond management style, as always, is to broadly diversify holdings so that unexpected developments do not have a large negative impact on the Portfolio's performance.

The corporate market today is in a near-hysterical state about credit concerns, which usually provides fertile ground to buy undervalued merchandise. We will continue to be vigilant about corporate credit quality and when we feel that value emerges, we will buy it. In general, in the last six months we avoided most issuers in the telecom, media and merchant energy sectors in favor of issuers in the bank, finance, and consumer staple sectors.

Most non-Treasury sectors continued to enjoy strong returns, as investors sought attractive yields versus comparable Treasuries. Your portfolio was soundly positioned to benefit. The Portfolio opened the reporting period with 17% of its holdings in mortgage securities, a position that performed admirably. Given the decline in rates, the potential for greater market volatility, and the strong year-to-date performance, we took profits in the mortgage-backed sector, reducing our exposure to about 11% at the end of the period. This both locked in gains--and will help us to avoid the potential harm that would ensue should interest rates begin to rise again. The sector has been performing very well with total returns near 4.5%, as measured by the Lehman MBS Fixed Rate Index. We will continue to maintain a modest mortgage overweight and look for a better opportunity to add back to the mortgage sector should it present itself.

U.S. Agencies and asset-backed securities were also well represented in the period. The portfolio averaged 12% in agencies and 9% in asset-backed securities during the first half. Both sectors performed strongly as high quality investments were in strong demand.

With interest rates continuing at levels last seen 40 years ago during the Kennedy era, we must do

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

a balancing act between garnering income and preserving principal. Simply stated, at the end of June, we were managing the portfolio with a duration range of 1.6 to 1.8 years, which we believe balances rate risk with competitive income.

Over the last three years, the AMT Limited Maturity Bond Portfolio has returned a cumulative 19.91%. We have enjoyed this period of strong returns. Should market conditions change, we believe we have the tools and techniques to effectively lock in these gains.

Sincerely,

/s/ TED GIULIANO

/s/ CATHERINE WATERWORTH

TED GIULIANO AND
CATHERINE WATERWORTH
PORTFOLIO CO-MANAGERS

1. 6.08%, 5.42%, and 5.43% were the average annual total returns for the 1-, 5-, and 10-year periods ended June 30, 2002. Results are shown on a total return basis and include reinvestment of all dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. Neuberger Berman Management Inc. currently absorbs certain operating expenses of the Portfolio. Absent such arrangement, which is subject to change, the total returns would have been less. The performance information does not reflect fees and expenses charged under the variable insurance contracts.

The Merrill Lynch 1-3 Year Treasury Index is an unmanaged total return market value index consisting of all coupon-bearing U.S. Treasury publicly placed debt securities with maturities between 1 to 3 years. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest directly in any index. Data about the performance of this index are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio invests in many securities not included in the above-described index.

The composition, industries and holdings of the Portfolio are subject to change.

The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. The Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used in their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

(Copyright) 2002 Neuberger Berman Management Inc., distributor. All rights reserved.

Schedule of Investments Limited Maturity Bond Portfolio
-------------------------------------------------------


Principal Amount                                                                         Rating         Market Value+
                                                                                      Moody's   S&P
U.S. Treasury Securities (21.1%)
 $ 15,000,000   U.S. Treasury Notes, 3.63%, due 3/31/04                                 TSY     TSY     $ 15,231,900
   23,010,000   U.S. Treasury Notes, 3.38%, due 4/30/04                                 TSY     TSY       23,252,755
   17,000,000   U.S. Treasury Notes, 3.25%, due 5/31/04                                 TSY     TSY       17,130,152
   14,690,000   U.S. Treasury Notes, 4.38%, due 5/15/07                                 TSY     TSY       14,891,988
                                                                                                        ------------
                Total U.S. Treasury Securities (Cost $69,942,234)                                         70,506,795
                                                                                                        ------------
U.S. Government Agency Securities (11.4%)
    8,200,000   Fannie Mae, Notes, 5.75%, due 4/15/03                                   AGY     AGY        8,430,822
    5,875,000   Fannie Mae, Notes, 4.23%, due 3/28/05                                   AGY     AGY        5,961,844
   18,000,000   Federal Home Loan Bank, Notes, 3.75%, due 4/15/04                       AGY     AGY       18,197,820
    2,290,000   Freddie Mac, Notes, 4.50%, due 6/15/03                                  AGY     AGY        2,339,237
    2,990,000   Freddie Mac, Notes, 5.75%, due 7/15/03                                  AGY     AGY        3,100,777
                                                                                                        ------------
                Total U.S. Government Agency Securities (Cost $37,427,949)                                38,030,500
                                                                                                        ------------
Mortgage-Backed Securities (11.4%)
      853,782   GE Capital Mortgage Services, Inc., REMIC Pass-Through
                Certificates, Ser. 1999-11, Class B3, 6.50%, due 7/25/29                BB[o]                720,652**
    2,802,231   PNC Mortgage Securities Corp., Pass-Through Certificates, Ser.
                1999-1, Class 1B4, 6.25%, due 2/25/29                                   BB[o]              2,346,868**
    1,216,723   Residential Asset Securitization Trust, Ser. 1998-A10, Class 1A9,
                6.75%, due 10/25/28                                                             AAA        1,214,387
      915,556   Wells Fargo, Mortgage Pass-Through Certificates, Ser. 2001-3,
                Class B4, 7.00%, due 2/25/31                                            BB[o]                812,785**
Fannie Mae
    9,446,205   Pass-Through Certificates, 7.00%, due 5/1/04 - 2/1/16                   AGY     AGY        9,916,851
   19,424,272   Pass-Through Certificates, 6.50%, due 5/1/13 - 3/1/17                   AGY     AGY       20,189,748
Freddie Mac
       13,576   Mortgage Participation Certificates, 10.00%, due 4/1/20                 AGY     AGY           15,354
    2,932,247   Pass-Through Certificates, 5.00%, due 2/1/07                            AGY     AGY        2,962,485
                                                                                                        ------------
                Total Mortgage-Backed Securities (Cost $36,552,659)                                       38,179,130
                                                                                                        ------------
Asset-Backed Securities (7.7%)
    3,109,376   BMW Vehicle Lease Trust, Ser. 2000-A, Class A3, 6.64%, due
                5/25/03                                                                 Aaa     AAA        3,160,468
    2,525,000   Capital Auto Receivables Asset Trust, Ser. 2002-2, Class A3, 3.82%,
                due 7/15/05                                                             Aaa     AAA        2,560,303
      630,000   Chase Manhattan Auto Owner Trust, Ser. 2001-A, Class A3, 4.55%,
                due 8/15/05                                                             Aaa     AAA          644,277
    1,000,000   Citibank Credit Card Issuance Trust, Ser. 2001-A8, Class A8,
                4.10%, due 12/7/06                                                      Aaa     AAA        1,012,750
    2,215,000   Daimler Chrysler Auto Trust, Ser. 2001-A, Class A4, 5.40%, due
                3/6/06                                                                  Aaa     AAA        2,304,559
    1,665,000   Discover Card Master Trust I, Ser. 1998-6, Class A, 5.85%, due
                1/17/06                                                                 Aaa     AAA        1,722,850
    2,899,536   Ford Credit Auto Owner Trust, Ser. 2000-C, Class A4, 7.24%, due
                2/15/04                                                                 Aaa     AAA        2,963,826
    1,512,463   Ford Credit Auto Owner Trust, Ser. 2000-E, Class A4, 6.74%, due
                6/15/04                                                                 Aaa     AAA        1,548,820
    1,000,000   Ford Credit Auto Owner Trust, Ser. 2001-D, Class A3, 4.31%, due
                6/15/05                                                                 Aaa     AAA        1,020,756
    2,025,000   MBNA Master Credit Card Trust, Ser. 1998-J, Class A, 5.25%, due
                2/15/06                                                                 Aaa     AAA        2,090,158
    2,481,727   Nissan Auto Receivables Owner Trust, Ser. 2000-B, Class A3,
                7.25%, due 4/15/04                                                      Aaa     AAA        2,533,961
    2,735,000   USAA Auto Owner Trust, Ser. 2001-1, Class A3, 4.69%, due
                2/15/05                                                                 Aaa     AAA        2,792,808

See Notes to Schedule of Investments

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Schedule of Investments Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------

Principal Amount                                                                        Rating         Market Value+
                                                                                    Moody's    S&P
 $ 1,500,000   USAA Auto Owner Trust, Ser. 2001-2, Class A3, 3.20%, due
               2/15/06                                                                Aaa      AAA     $  1,510,341
                                                                                                       ------------
               Total Asset-Backed Securities (Cost $25,315,751)                                          25,865,877
                                                                                                       ------------
Banks & Financial Institutions (15.5%)
     975,000   American General Finance Corp., Floating Rate Notes, Ser. G,
               2.25%, due 12/17/04                                                     A1      A+           976,830
   2,000,000   American General Finance Corp., Senior Notes, 5.75%, due
               11/1/03                                                                 A1      A+         2,075,174
   3,500,000   Bank One Corp., Notes, 6.50%, due 2/1/06                               Aa3       A         3,713,885
   2,765,000   Bear Stearns Co., Inc., Floating Rate Notes, 2.21%, due 12/1/03         A2       A         2,768,019
   2,395,000   Bear Stearns Co., Inc., Notes, 6.20%, due 3/30/03                       A2       A         2,454,367
   1,200,000   Capital One Bank, Senior Notes, 6.88%, due 2/1/06                      Baa2    BBB-        1,186,105
   4,800,000   Citigroup, Inc., Notes, 4.13%, due 6/30/05                             Aa1      AA-        4,810,661
   2,300,000   Countrywide Home Loans, Inc., Medium-Term Notes, Ser. J, 5.25%,
               due 6/15/04                                                             A3       A         2,364,299
   4,600,000   Credit Suisse First Boston (USA), Inc., Notes, 5.88%, due 8/1/06       Aa3      AA-        4,768,185
   1,950,000   Dime Bancorp, Inc., Senior Notes, 9.00%, due 12/19/02                   A3     BBB+        2,005,355
   1,000,000   Household Finance Corp., Floating Rate Notes, 2.38%, due
               12/19/03                                                                A2       A           996,155
   2,230,000   Household Finance Corp., Notes, 7.00%, due 8/1/03                       A2       A         2,302,821
   1,250,000   Household Netherlands B.V., Senior Notes, 6.13%, due 3/1/03             A3       A         1,271,889
   1,650,000   International Lease Finance Corp., Medium-Term Notes, 7.30%,
               due 4/28/03                                                             A1      AA-        1,712,553
   3,200,000   International Lease Finance Corp., Medium-Term Notes, Ser. M,
               5.50%, due 6/7/04                                                       A1      AA-        3,298,531
   2,570,000   Lehman Brothers Holdings, Inc., Medium-Term Notes, Ser. E,
               7.00%, due 5/15/03                                                      A2       A         2,668,249
   1,300,000   MBNA America Bank N.A., Subordinated Notes, 7.25%, due
               9/15/02                                                                Baa2     BBB        1,311,872
   1,400,000   MBNA Corp., Floating Rate Notes, Ser. F, 3.63%, due 12/18/02           Baa2     BBB        1,400,007
   1,300,000   Merrill Lynch & Co., Inc., Notes, 6.00%, due 2/12/03                   Aa3      AA-        1,329,923
   3,850,000   Morgan Stanley Dean Witter & Co., Notes, 5.63%, due 1/20/04            Aa3      AA-        3,988,165
   2,820,000   Paine Webber Group, Inc., Notes, 6.45%, due 12/1/03                    Aa2      AA+        2,967,712
   1,470,000   Popular, Inc., Medium-Term Notes, Ser. 3, 6.38%, due 9/15/03            A3     BBB+        1,522,020
                                                                                                       ------------
               Total Banks & Financial Institutions (Cost $49,199,962)                                   51,892,777
                                                                                                       ------------
Corporate Debt Securities (28.0%)
   2,000,000   Akzo Nobel, Inc., Guaranteed Notes, 6.00%, due 11/15/03                 A2      A-         2,074,030**
   1,300,000   American Standard, Inc., Senior Notes, 7.13%, due 2/15/03              Ba2      BB+        1,313,000
   1,650,000   BellSouth Corp., Notes, 5.00%, due 10/15/06                            Aa3      A+         1,663,155
     680,000   Boyd Gaming Corp., Senior Notes, 9.25%, due 10/1/03                    Ba3      BB-          695,300
     735,000   Calpine Corp., Senior Notes, 7.63%, due 4/15/06                         B1      B+           507,150
   1,000,000   Caterpillar Financial Services Corp., Floating Rate Notes, 2.08%,
               due 2/4/04                                                              A2      A+         1,000,382
   1,800,000   Caterpillar Financial Services Corp., Medium-Term Notes, 7.59%,
               due 12/10/03                                                            A2      A+         1,910,392
   2,200,000   Caterpillar Financial Services Corp., Notes, 6.88%, due 8/1/04          A2      A+         2,337,916
   2,320,000   CIT Group, Inc., Notes, 7.38%, due 3/15/03                              A2       A         2,302,345
   2,920,000   Conoco, Inc., Floating Rate Notes, 2.83%, due 4/15/03                  Baa1    BBB+        2,930,982
   1,520,000   Cox Radio, Inc., Notes, 6.25%, due 5/15/03                             Baa3     BBB        1,536,228
   2,800,000   Daimler Chrysler N.A. Holdings Corp., Floating Rate Notes, Ser. C,
               2.13%, due 8/21/03                                                      A3     BBB+        2,792,605
     550,000   Delta Air Lines, Inc., Medium-Term Notes, Ser. C, 6.65%, due
               3/15/04                                                                Ba3                   532,307
   1,200,000   Dole Foods Co., Inc., Notes, 7.00%, due 5/15/03                        Ba1     BBB-        1,228,248
     570,000   EOP Operating Limited Partnership, Notes, 6.63%, due 2/15/05           Baa1    BBB+          596,344
   1,750,000   Ford Motor Credit Co., Notes, 7.50%, due 6/15/03                        A3     BBB+        1,809,516
   3,945,000   Ford Motor Credit Co., Notes, 6.70%, due 7/16/04                        A3     BBB+        4,060,896

See Notes to Schedule of Investments

Schedule of Investments Limited Maturity Bond Portfolio cont'd

Principal Amount                                                                       Rating         Market Value+
                                                                                   Moody's    S&P
 $ 1,660,000   Fort James Corp., Senior Notes, 6.50%, due 9/15/02                    Ba1     BBB-     $  1,652,578
   2,570,000   General Electric Capital Corp., Medium-Term Notes, Ser. A, 6.75%,
               due 9/11/03                                                           Aaa      AAA        2,693,907
   1,300,000   General Electric Capital Corp., Medium-Term Notes, Ser. A, 6.81%,
               due 11/3/03                                                           Aaa      AAA        1,369,606
   1,200,000   General Motors Acceptance Corp., Notes, 5.75%, due 11/10/03            A2     BBB+        1,230,206
   5,000,000   General Motors Acceptance Corp., Notes, 6.85%, due 6/17/04             A2     BBB+        5,228,850
     700,000   General Motors Acceptance Corp., Notes, 6.13%, due 9/15/06             A2     BBB+          709,909
   1,100,000   Halliburton Co., Floating Rate Notes, 2.13%, due 7/16/03              Baa2     A-         1,042,250
   1,110,000   Hartford Life, Inc., Notes, 6.90%, due 6/15/04                         A2       A         1,172,324
   2,000,000   Heller Financial, Inc., Floating Rate Notes, Ser. J, 2.39%, due
               8/8/03                                                                Aaa      AAA        2,010,788
   2,500,000   Heller Financial, Inc., Notes, 6.00%, due 3/19/04                     Aaa      AAA        2,614,727
   1,215,000   ITT Corp., Notes, 6.75%, due 11/15/05                                 Ba1     BBB-        1,200,504
     720,000   Jones Intercable, Inc., Senior Notes, 8.88%, due 4/1/07               Baa2     BBB          776,022
   2,000,000   Kellogg Co., Notes, 5.50%, due 4/1/03                                 Baa2     BBB        2,036,510
   1,000,000   Kraft Foods, Inc., Notes, 4.63%, due 11/1/06                           A2      A-           996,260
   1,300,000   Lear Corp., Guaranteed Senior Notes, Ser. B, 7.96%, due 5/15/05       Ba1      BB+        1,340,148
   2,500,000   Masco Corp., Notes, 6.13%, due 9/15/03                                Baa1    BBB+        2,576,413
     420,000   Methanex Corp., Notes, 7.75%, due 8/15/05                             Ba1     BBB-          415,800
   3,100,000   Nationwide Mutual Insurance Co., Notes, 6.50%, due 2/15/04             A2      A-         3,228,414**
   1,035,000   Navistar International Corp., Senior Notes, Ser. B, 7.00%, due
               2/1/03                                                                Ba1      BB+        1,031,119
   2,850,000   Norfolk Southern Corp., Floating Rate Senior Notes, 2.58%, due
               7/7/03                                                                Baa1     BBB        2,852,183
     632,060   PDVSA Finance Ltd., Notes, 8.75%, due 2/15/04                         Baa2    BBB-          625,739
   1,500,000   Powergen US Funding LLC, Notes, 4.50%, due 10/15/04                   Baa1     BBB        1,509,684
   2,815,000   Public Service Electric & Gas Co., Medium-Term Notes, 7.19%, due
               9/6/02                                                                 A3      A-         2,838,477
     480,000   Quest Diagnostics, Inc., Senior Notes, 6.75%, due 7/12/06             Baa3    BBB-          502,800
     600,000   Royal Caribbean Cruises Ltd., Senior Notes, 8.13%, due 7/28/04        Ba2      BB+          576,000
   1,800,000   Sara Lee Corp., Medium-Term Notes, Ser. B, 6.40%, due 6/9/05           A3      A+         1,918,447
   1,500,000   SCANA Corp., Floating Rate Notes, 2.54%, due 2/1/04                    A3      A-         1,500,656
   1,000,000   Southern California Edison Co., Variable Rate Notes, 8.95%, due
               11/3/03                                                               Ba3      B+           997,500
   2,500,000   Textron Financial Corp., Floating Rate Medium-Term Notes, Ser. E,
               2.15%, due 6/6/03                                                      A3      A-         2,492,260
     640,000   Thiokol Corp., Senior Notes, 6.63%, due 3/1/08                         A1      A+           667,120
   2,130,000   Time Warner, Inc., Notes, 8.11%, due 8/15/06                          Baa1    BBB+        2,250,324
   1,815,000   TRW, Inc., Notes, 6.63%, due 6/1/04                                   Baa2     BBB        1,895,633
     900,000   TXU Corp., Senior Notes, Ser. J, 6.38%, due 6/15/06                   Baa3     BBB          925,659
   2,000,000   Tyson Foods, Inc., Notes, 6.63%, due 10/1/04                          Baa3     BBB        2,085,056
   2,760,000   Union Carbide Corp., Notes, 6.25%, due 6/15/03                        Baa2                2,821,040
   2,920,000   Verizon Wireless, Inc., Floating Rate Notes, 2.29%, due 12/17/03       A2                 2,872,570**
   1,600,000   Wells Fargo & Co., Notes, 6.63%, due 7/15/04                          Aa2      A+         1,706,786
                                                                                                      ------------
               Total Corporate Debt Securities (Cost $93,569,608)                                       93,655,065
                                                                                                      ------------
Foreign Government Securities (1.2%)
   3,810,000   Federal Republic of Germany, 6.25%, due 3/4/04                                 AAA
               (Cost $3,440,413)                                                                         3,895,502
                                                                                                      ------------
Commercial Paper (0.9%)
   3,000,000   Nestle Capital Corp., 2.13%, due 10/9/02                              P-1     A-1+
               (Cost $2,982,250)                                                                         2,982,250#
                                                                                                      ------------

See Notes to Schedule of Investments

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Schedule of Investments Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------

Principal Amount                                                                Rating       Market Value+
                                                                            Moody's   S&P
Repurchase Agreements (1.5%)
$4,915,000    State Street Bank and Trust Co. Repurchase Agreement, 1.90%,
              due 7/1/02, dated 6/28/02, Maturity Value $4,915,778,
              Collateralized by $5,070,000 Fannie Mae, Notes, 3.00%, due
              6/15/04 (Collateral Value $5,063,663)
              (Cost $4,915,000)                                                             $   4,915,000#
                                                                                            -------------
              Total Investments (98.7%) (Cost $323,345,826)                                   329,922,896##
              Cash, receivables and other assets, less liabilities (1.3%)                       4,401,316
                                                                                            -------------
              Total Net Assets (100.0%)                                                     $ 334,324,212
                                                                                            -------------

See Notes to Schedule of Investments

Notes to Schedule of Investments Limited Maturity Bond Portfolio

+ Investment securities of the Fund are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of the Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At June 30, 2002, the cost of investments for U.S. Federal income tax purposes was $323,345,826. Gross unrealized appreciation of investments was $6,976,002 and gross unrealized depreciation of investments was $398,932, resulting in net unrealized appreciation of $6,577,070, based on cost for U.S. Federal income tax purposes.

[o] Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At June 30, 2002, these securities amounted to $12,055,319 or 3.6% of net assets.

See Notes To Financial Statements

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Statement of Assets and Liabilities
-----------------------------------

                                                                                    ----------------
                                                                                    Limited Maturity
                                                                                                Bond
Neuberger Berman Advisers Management Trust                                                 Portfolio
Assets
  Investments in securities, at market value* (Note A)--see Schedule of Investments     $329,922,896
----------------------------------------------------------------------------------------------------
  Cash                                                                                         4,882
----------------------------------------------------------------------------------------------------
  Interest receivable                                                                      3,258,528
----------------------------------------------------------------------------------------------------
  Receivable for securities sold                                                           1,654,055
----------------------------------------------------------------------------------------------------
  Receivable for Fund shares sold                                                            128,301
----------------------------------------------------------------------------------------------------
  Prepaid expenses and other assets                                                            2,797
====================================================================================================
Total Assets                                                                             334,971,459
====================================================================================================
Liabilities
  Net payable for forward foreign currency exchange contracts sold (Note C)                   73,650
----------------------------------------------------------------------------------------------------
  Payable for Fund shares redeemed                                                           334,823
----------------------------------------------------------------------------------------------------
  Payable to investment manager (Note B)                                                      64,673
----------------------------------------------------------------------------------------------------
  Payable to administrator (Note B)                                                          103,478
----------------------------------------------------------------------------------------------------
  Accrued expenses and other payables                                                         70,623
====================================================================================================
Total Liabilities                                                                            647,247
====================================================================================================
Net Assets at value                                                                     $334,324,212
====================================================================================================
Net Assets consist of:
  Paid-in capital                                                                       $343,701,097
----------------------------------------------------------------------------------------------------
  Undistributed net investment income (loss)                                               6,356,337
----------------------------------------------------------------------------------------------------
  Accumulated net realized gains (losses) on investments                                 (22,242,522)
----------------------------------------------------------------------------------------------------
  Net unrealized appreciation (depreciation) in value of investments                       6,509,300
====================================================================================================
Net Assets at value                                                                     $334,324,212
====================================================================================================
Shares Outstanding ($.001 par value; unlimited shares authorized)                         25,547,580
----------------------------------------------------------------------------------------------------
Net Asset Value, offering and redemption price per share                                $      13.09
====================================================================================================
*Cost of Investments                                                                    $323,345,826
====================================================================================================

See Notes to Financial Statements

                   NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST FOR THE SIX MONTHS
                                                 ENDED JUNE 30, 2002 (UNAUDITED)

Statement of Operations
-----------------------

                                                                    ----------------
                                                                    Limited Maturity
                                                                                Bond
Neuberger Berman Advisers Management Trust                                 Portfolio
Investment Income
Interest income                                                           $8,046,426
====================================================================================
Expenses:
Investment management fee (Note B)                                           372,433
------------------------------------------------------------------------------------
Administration fee (Note B)                                                  595,894
------------------------------------------------------------------------------------
Auditing fees                                                                 18,095
------------------------------------------------------------------------------------
Custodian fees (Note B)                                                       66,045
------------------------------------------------------------------------------------
Insurance expense                                                              1,798
------------------------------------------------------------------------------------
Legal fees                                                                    32,814
------------------------------------------------------------------------------------
Shareholder reports                                                           23,855
------------------------------------------------------------------------------------
Trustees' fees and expenses                                                   17,329
------------------------------------------------------------------------------------
Miscellaneous                                                                  4,070
====================================================================================
Total expenses                                                             1,132,333
Expenses reduced by custodian fee expense offset arrangement (Note B)           (805)
====================================================================================
Total net expenses                                                         1,131,528
====================================================================================
Net investment income (loss)                                               6,914,898
====================================================================================
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment securities sold                    (1,392,177)
------------------------------------------------------------------------------------
Net realized gain (loss) on foreign currency transactions (Note A)          (185,950)
------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) in value of:
     Investment securities (Note A)                                        1,117,732
     -------------------------------------------------------------------------------
     Foreign currency (Note A)                                               (65,200)
     ===============================================================================
Net gain (loss) on investments                                              (525,595)
====================================================================================
Net increase (decrease) in net assets resulting from operations           $6,389,303
====================================================================================

See Notes to Financial Statements

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Statement of Changes in Net Assets
----------------------------------

                                                                              Limited Maturity Bond Portfolio
                                                                           -------------------------------------
                                                                           Six Months Ended           Year Ended
Neuberger Berman Advisers Management Trust                                    June 30, 2002         December 31,
                                                                                (Unaudited)                 2001
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)                                                  $   6,914,898       $   14,100,115
----------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                          (1,578,127)           1,218,081
----------------------------------------------------------------------------------------------------------------
Change in net unrealized appreciation (depreciation) of investments               1,052,532            4,651,852
================================================================================================================
Net increase (decrease) in net assets resulting from operations                   6,389,303           19,970,048
================================================================================================================
Distributions to Shareholders From:
Net investment income                                                           (14,469,639)         (13,222,783)
================================================================================================================
From Fund Share Transactions:
Proceeds from shares sold                                                       103,275,262          201,889,711
----------------------------------------------------------------------------------------------------------------
Proceeds from reinvestment of dividends and distributions                        14,469,639           13,222,783
----------------------------------------------------------------------------------------------------------------
Payments for shares redeemed                                                    (68,166,466)        (143,450,816)
================================================================================================================
Net increase (decrease) from Fund share transactions                             49,578,435           71,661,678
================================================================================================================
Net Increase (Decrease) in Net Assets                                            41,498,099           78,408,943
Net Assets:
Beginning of period                                                             292,826,113          214,417,170
================================================================================================================
End of period                                                                 $ 334,324,212       $  292,826,113
================================================================================================================
Accumulated undistributed net investment income (loss) at end of period       $   6,356,337       $   13,911,078
================================================================================================================
Number of Fund Shares:
Sold                                                                              7,867,672           15,328,348
----------------------------------------------------------------------------------------------------------------
Issued on reinvestment of dividends and distributions                             1,119,075            1,038,710
----------------------------------------------------------------------------------------------------------------
Redeemed                                                                         (5,182,877)         (10,884,512)
================================================================================================================
Net increase (decrease) in shares outstanding                                     3,803,870            5,482,546
================================================================================================================

See Notes to Financial Statements

Notes to Financial Statements Limited Maturity Bond Portfolio
-------------------------------------------------------------

     Note A--Summary of Significant Accounting Policies:

1 General: Limited Maturity Bond Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of nine separate operating series (the "Funds") each of which is diversified. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.

     The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.

     Prior to May 1, 2000, the Fund was part of a master/feeder structure, investing all of its net investable assets in AMT Limited Maturity Bond Investments, a series of Advisers Managers Trust. Effective May 1, 2000, the Fund converted to a conventional fund structure. The Fund redeemed its investment in AMT Limited Maturity Bond Investments in return for delivery of the portfolio securities, at current net asset value, subject to the liabilities of AMT Limited Maturity Bond Investments.

2 Portfolio valuation: Investment securities are valued as indicated in the notes following the Schedule of Investments.

3 Foreign currency translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

4 Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, including accretion of original issue discount, where applicable, and accretion of market discount on long-term bonds and short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost and stated separately in the Statement of Operations.

5 Forward foreign currency contracts: The Fund may enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Fund. The Fund has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Fund could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

     currency underlying all contractual commitments held by the Fund is determined using forward foreign currency exchange rates supplied by an independent pricing service.

6 Financial futures contracts: The Fund may buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time the Fund enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Fund as unrealized gains or losses.

     Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, the Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.

     For U.S. Federal income tax purposes, the futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, the Fund's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Fund's taxable income.

     During the six months ended June 30, 2002, the Fund did not enter into any financial futures contracts.

7 Taxes: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.

8 Dividends and distributions to shareholders: Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($5,670,680, $296,579, $1,871,355, $2,478,607, $3,975,890,
     and $6,333,756 expiring in 2002, 2004, 2005, 2006, 2007, and 2008, respectively, determined as of December 31, 2001), it is the policy of the Fund not to distribute such gains.

Notes to Financial Statements Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------------

     The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains in the components of net assets on the Statement of Assets and Liabilities.

9 Foreign taxes: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.

10 Expense allocation: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Funds can otherwise be made fairly.

11 Repurchase agreements: The Fund may enter into repurchase agreements with institutions that the Fund's investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Fund requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Fund to obtain those securities in the event of a default under the repurchase agreement. The Fund monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Fund under each such repurchase agreement.

12 Income recognition: In November 2000 the American Institute of Certified Public Accountants ("AICPA") issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide became effective for annual financial statements issued for fiscal years beginning after December 15, 2000 and requires investment companies to amortize premiums and discounts on fixed income securities. Upon adoption, the Fund recorded a cumulative effect adjustment to reflect the amortization of premiums. The cumulative effect resulted in a $99,850 decrease to undistributed net investment income (loss) and a corresponding increase to net unrealized appreciation (depreciation) in value of investments as of January 1, 2001. The current year impact decreased net investment income by $308,199, increased net realized gain (loss) on investment securities sold by $193,479, and increased unrealized appreciation (depreciation) in value of investments by $114,720 and therefore did not impact total net assets.

     Note B--Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions With Affiliates:

     Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.

     The Fund retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Fund pays Management a fee

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

     at the annual rate of 0.25% of the first $500 million of the Fund's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion.

     The Fund retains Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.40% of the Fund's average daily net assets.

     The trustees of the Trust adopted a non-fee distribution plan for the Fund.

     Additionally, Management retains State Street Bank and Trust Company ("State Street") as its sub-administrator under a Sub-Administration Agreement. Management pays State Street a fee for all services received under the agreement.

     Management has contractually undertaken through April 30, 2005 to reimburse the Fund for its operating expenses (excluding the fees payable to Management, interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets (the "Expense Limitation"). For the six months ended June 30, 2002, no reimbursement to the Fund was required. The Fund has agreed to repay Management through December 31, 2008 for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation, and the repayment is made within three years after the year in which Management issued the reimbursement. For the six months ended June 30, 2002, there was no reimbursement to Management. At June 30, 2002, the Fund has no liability to Management under the agreement.

     Management and Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Fund, are wholly owned subsidiaries of Neuberger Berman Inc., a publicly held company. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Fund. Several individuals who are officers and/or trustees of the Trust are also employees of Neuberger and/or Management.

     The Fund has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $805.

     Note C--Securities Transactions:

     During the six months ended June 30, 2002, there were purchase and sale transactions (excluding short-term securities and forward foreign currency contracts) of $174,246,971 and $122,345,423, respectively.

Notes to Financial Statements Limited Maturity Bond Portfolio cont'd
--------------------------------------------------------------------

     During the six months ended June 30, 2002, the Fund had entered into various contracts to deliver currencies at specified future dates. At June 30, 2002, open contracts were as follows:

                 Contracts    In Exchange      Settlement                   Net Unrealized
Sales           To Deliver            For            Date        Value      Depreciation
Euro Dollar      2,965,000     $2,842,249         8/19/02     $2,915,899      $73,650

     Note D--Line of Credit:

     At June 30, 2002, the Fund was a holder of a single committed, unsecured $200,000,000 line of credit with State Street, to be used only for temporary or emergency purposes. Interest is charged on borrowings under this agreement at the overnight Federal Funds Rate plus 0.50% per annum. A facility fee of 0.10% per annum of the available line of credit is charged, of which the Fund has agreed to pay its pro rata share, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due and payable. The fee is paid quarterly in arrears. No compensating balance is required. Other investment companies managed by Management also participate in this line of credit on the same terms. Because several investment companies participate, there is no assurance that the Fund will have access to the entire $200,000,000 at any particular time. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2002, nor had the Fund utilized this line of credit at any time prior to that date.

     Note E--Unaudited Financial Information:

     The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Financial Highlights Limited Maturity Bond Portfolio+
-----------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements.[+/+]

                                                    Six Months
                                                         Ended
                                                      June 30,                        Year Ended December 31,
                                                   -----------       ------------------------------------------------------
                                                          2002         2001        2000        1999        1998        1997
                                                   (Unaudited)
Net Asset Value, Beginning of Period                  $13.47         $13.19      $13.24      $13.82      $14.12      $14.05
                                                      ------         ------      ------      ------      ------      ------
Income From Investment Operations
Net Investment Income (Loss)                             .30[Y]         .74[Y]      .77         .77         .80         .88
Net Gains or Losses on Securities (both realized
 and unrealized)                                        (.02)[Y]        .37[Y]      .07        (.58)       (.21)        .02
                                                      ------         ------      ------      ------      ------      ------
Total From Investment Operations                         .28           1.11         .84         .19         .59         .90
                                                      ------         ------      ------      ------      ------      ------
Less Distributions
From Net Investment Income                              (.66)          (.83)       (.89)       (.77)       (.89)       (.83)
                                                      ------         ------      ------      ------      ------      ------
Net Asset Value, End of Period                        $13.09         $13.47      $13.19      $13.24      $13.82      $14.12
                                                      ------         ------      ------      ------      ------      ------
Total Return++                                         +2.06%**       +8.78%      +6.78%      +1.48%      +4.39%      +6.74%
Ratios/Supplemental Data
Net Assets, End of Period (in millions)               $334.3         $292.8      $214.4      $248.4      $277.3      $251.1
Ratio of Gross Expenses to Average Net Assets#           .76%*          .73%        .76%        .76%        .76%        .77%
Ratio of Net Expenses to Average Net Assets              .76%*          .73%        .76%        .76%        .76%        .77%
Ratio of Net Investment Income (Loss) to
 Average Net Assets                                     4.64%*[Y]      5.63%[Y]    5.93%       5.81%       5.83%       6.27%
Portfolio Turnover Rate                                   43%            89%        109%        139%         44%         86%

See Notes to Financial Highlights

Notes to Financial Highlights Limited Maturity Bond Portfolio

+ The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of AMT Limited Maturity Bond Investment's income and expenses through April 30, 2000 under the prior master/feeder fund structure.

++ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.

# The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.


[+/+] The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.

[Y] With the adoption of the Guide, the per share amounts and ratios shown decreased or increased as follows:

                                               Six Months Ended      Year Ended
                                                       June 30,    December 31,
                                                           2002            2001
Net Investment Income                                     (.02)           (.02)
Net Gains or Losses on Securities                          .02             .02
Ratio of Net Investment Income to
  Average Net Assets                                      (.21%)          (.11%)

*    Annualized.

**   Not annualized.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

Trustees and Officers
---------------------

The following tables set forth information concerning the trustees and officers of the Trust. All persons named as trustees and officers also serve in similar capacities for other funds administered or managed by NB Management and Neuberger Berman.

Information about the Board of Trustees

------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex    Other Directorships Held
                             Length of Time                                        Overseen by     Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee               Trustee
------------------------------------------------------------------------------------------------------------------------------
John Cannon (72)            Trustee since    Retired. Formerly, Chairman and          29        Independent Trustee or
                            2000             Chief Investment Officer of CDC                    Director of three series of
                                             Capital Management (registered                     Oppenheimer Funds:
                                             investment adviser) (1993-Jan.                     Limited Term New York
                                             1999).                                             Municipal Fund,
                                                                                                Rochester Fund
                                                                                                Municipals, and
                                                                                                Oppenheimer Convertible
                                                                                                Securities Fund, 1992 to
                                                                                                present.
------------------------------------------------------------------------------------------------------------------------------
Faith Colish (66)           Trustee since    Attorney at Law and President,           29
                            1984             Faith Colish, A Professional
                                             Corporation; 1980 to present.
------------------------------------------------------------------------------------------------------------------------------
Walter G. Ehlers (69)       Trustee since    Consultant. Retired President and        29
                            1989             Trustee of Teachers Insurance &
                                             Annuity (TIAA) and College
                                             Retirement Equities Fund (CREF).
------------------------------------------------------------------------------------------------------------------------------
C. Anne Harvey (64)         Trustee since    Consultant, C. A. Harvey                 29
                            1998             Associates, June 2001 to present;
                                             Member, Individual Investors
                                             Advisory Committee to the New
                                             York Stock Exchange Board of
                                             Directors, 1998 to present;
                                             Secretary, Board of Associates to
                                             The National Rehabilitation
                                             Hospital's Board of Directors;
                                             Director of American Association
                                             of Retired Persons (AARP), 1978
                                             to December 2000; Member,
                                             American Savings Education
                                             Council's Policy Board (ASEC),
                                             1998-2000; Member, Executive
                                             Committee, Crime Prevention
                                             Coalition of America, 1997-2000.
------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers cont'd
----------------------------

------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex    Other Directorships Held
                             Length of Time                                        Overseen by     Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee               Trustee
------------------------------------------------------------------------------------------------------------------------------
Barry Hirsch (69)           Trustee since    Senior Vice President and General        29
                            2000             Counsel of Loews Corporation
                                             (diversified financial corporation).
------------------------------------------------------------------------------------------------------------------------------
Robert A. Kavesh (74)       Trustee since    Professor of Finance and                 29          Director, Delaware Labs,
                            2000             Economics at Stern School of                         1978 to present
                                             Business, New York University.                       (cosmetics).
------------------------------------------------------------------------------------------------------------------------------
Howard A. Mileaf (65)       Trustee since    Retired. Formerly, Vice President        29          Director, State Theatre of
                            1999             and Special Counsel to WHX                           New Jersey (not-for-profit
                                             Corporation (holding company);                       theater), 2000 to present;
                                             1993-2001.                                           Formerly, Director of
                                                                                                  Kevlin Corporation
                                                                                                  (manufacturer of
                                                                                                  microwave and other
                                                                                                  products).
------------------------------------------------------------------------------------------------------------------------------
John P. Rosenthal (69)      Trustee since    Senior Vice President of Burnham         29          Director, 92nd Street Y
                            2000             Securities Inc. (a registered                        (non-profit), 1967 to
                                             broker-dealer) since 1991.                           present; Formerly,
                                                                                                  Director, Cancer
                                                                                                  Treatment Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------
William E. Rulon (69)       Trustee since    Retired. Senior Vice President of        29          Director, Pro-Kids Golf
                            2000             Foodmaker, Inc. (operator and                        and Learning Academy,
                                             Franchiser of Restaurants) until                     1998 to present (teach golf
                                             January 1997; Secretary of                           and computer usage to "at
                                             Foodmaker, Inc. until July 1996.                     risk" children); Director of
                                                                                                  Prandium, Inc.,
                                                                                                  March 2001 to present
                                                                                                  (restaurants).
------------------------------------------------------------------------------------------------------------------------------

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex    Other Directorships Held
                             Length of Time                                        Overseen by     Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee               Trustee
------------------------------------------------------------------------------------------------------------------------------
Cornelius T. Ryan (70)      Trustee since    General Partner of Oxford Partners       29         Formerly, Director of
                            2000             and Oxford Bioscience Partners                      Capital Cash
                                             (venture capital partnerships) and                  Management Trust
                                             President of Oxford Venture                         (money market fund) and
                                             Corporation.                                        Prime Cash Fund.
------------------------------------------------------------------------------------------------------------------------------
Tom Decker Seip (52)        Trustee since    General Partner of Seip                  29         Director, H&R Block,
                            2000             Investments LP (a private                           Inc. (financial services
                                             investment partnership); President                  company), May 2001 to
                                             and CEO of Westaff, Inc.,                           present; Director, General
                                             May 2001 to January 2002                            Magic (voice recognition
                                             (temporary staffing); Senior                        software), November 2001
                                             Executive at the Charles Schwab                     to present; Director,
                                             Corporation from 1983 to 1999;                      Forward Management,
                                             including Chief Executive Officer                   Inc. (asset management),
                                             of Charles Schwab Investment                        2001-present; Member of
                                             Management, Inc. and Trustee of                     the Board of Directors of
                                             Schwab Family of Funds and                          E-Finance Corporation
                                             Schwab Investments from 1997 to                     (credit decisioning
                                             1998; Executive Vice                                services), 1999 to present;
                                             President-Retail Brokerage for                      Director, Save-Daily.com
                                             Charles Schwab Investment                           (micro investing services),
                                             Management from 1994 to 1997.                       1999 to present; Formerly,
                                                                                                 Director of Offroad
                                                                                                 Capital Inc. (pre-public
                                                                                                 internet commerce
                                                                                                 company).
------------------------------------------------------------------------------------------------------------------------------
Candace L. Straight (54)    Trustee since    Private investor and consultant          29         Director, Providence
                            1999             specializing in the insurance                       Washington (property and
                                             industry; Advisory Director of                      casualty insurance
                                             Securitas Capital LLC (a global                     company),
                                             private equity investment firm                      December 1998 to
                                             dedicated to making investments in                  present; Director, Summit
                                             the insurance sector).                              Global Partners (insurance
                                                                                                 brokerage firm),
                                                                                                 October 2000 to present.
------------------------------------------------------------------------------------------------------------------------------

Trustees and Officers cont'd
----------------------------


------------------------------------------------------------------------------------------------------------------------------
                                                                                    Number of
                                                                                  Portfolios in
                              Position and                                        Fund Complex    Other Directorships Held
                             Length of Time                                        Overseen by     Outside Fund Complex by
Name, Age, and Address (1)     Served (2)        Principal Occupation(s) (3)         Trustee               Trustee
------------------------------------------------------------------------------------------------------------------------------
Peter P. Trapp (57)         Trustee since     Regional Manager for Atlanta             29
                            1984              Region, Ford Motor Credit
                                              Company since August 1997; prior
                                              thereto, President, Ford Life
                                              Insurance Company, April 1995
                                              until August 1997.
------------------------------------------------------------------------------------------------------------------------------
Michael M. Kassen* (49)     President and     Executive Vice President and Chief       29          Executive Vice President,
                            Trustee since     Investment Officer of Neuberger                      Chief Investment Officer
                            2000              Berman since 1999; Executive Vice                    and Director of Neuberger
                                              President and Chief Financial                        Berman Inc. (holding
                                              Officer of NB Management from                        company) since 1999;
                                              November 1999 to March 2000;                         Chairman since May 2000
                                              Vice President of NB Management                      and Director of NB
                                              from 1990 until 1999; Partner or                     Management since
                                              Principal of Neuberger Berman                        January 1996.
                                              from 1993.
------------------------------------------------------------------------------------------------------------------------------
Edward I. O'Brien* (73)     Trustee since     Member, Investment Policy                29          Director of Legg Mason,
                            2000              Committee, Edward Jones, 1993-                       Inc. (financial services
                                              2001; President of the Securities                    holding company), 1993
                                              Industry Association ("SIA")                         to present; Director,
                                              (securities industry's representative                Boston Financial Group
                                              in government relations and                          (real estate and tax
                                              regulatory matters at the federal                    shelters) 1993-1999.
                                              and state levels) from 1974-1992;
                                              Adviser to SIA from
                                              November 1992-November 1993.
------------------------------------------------------------------------------------------------------------------------------
Peter E. Sundman* (43)      Chairman of       Executive Vice President of              29          Executive Vice President
                            the Board,        Neuberger Berman since 1999;                         and Director of Neuberger
                            Chief             Principal of Neuberger Berman                        Berman Inc. (holding
                            Executive         from 1997 until 1999; Senior Vice                    company) since 1999;
                            Officer and       President of NB Management from                      President and Director of
                            Trustee since     1996 until 1999; Director of                         NB Management since
                            2000; President   Institutional Services of NB                         1999.
                            from 1999 to      Management from 1988 until
                            2000              1996.
------------------------------------------------------------------------------------------------------------------------------

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the Trust's Trust Instrument, each Trustee shall hold office for life or until his or her successor is elected or the Trust terminates; except that (a) any Trustee may resign by delivering a written resignation; (b) any Trustee may be removed with or without cause at any time by a written instrument signed by at least two-thirds of the other Trustees; (c) any Trustee who requests to be retired, or who has become unable to serve, may be retired by a written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any shareholder meeting by a vote of at least two-thirds of the outstanding shares.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which NB Management serves as investment manager.

Trustees and Officers cont'd
----------------------------

Information about the Officers of the Trust

                                         Position and
 Name, Age, and Address (1)        Length of Time Served (2)                Principal Occupation(s) (3)
----------------------------------------------------------------------------------------------------------------
Claudia A. Brandon (45)        Secretary since 1984               Vice President of Neuberger Berman since
                                                                  2002 and Employee since 1999; Vice
                                                                  President-Mutual Fund Board Relations of NB
                                                                  Management since 2000; Vice President of NB
                                                                  Management from 1986 to 1999; Secretary of
                                                                  two other mutual funds for which NB
                                                                  Management acts as investment manager and
                                                                  administrator.

Robert Conti (45)              Vice President since 2000          Vice President of Neuberger Berman since
                                                                  1999; Senior Vice President of NB
                                                                  Management since 2000; Controller of NB
                                                                  Management until 1996; Treasurer of NB
                                                                  Management from 1996 until 1999; Vice
                                                                  President of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 2000.

Stacy Cooper-Shugrue (39)      Assistant Secretary since 1991     Vice President-Mutual Fund Board Relations
                                                                  of NB Management since February 25, 2002;
                                                                  Employee of Neuberger Berman since 1999;
                                                                  Assistant Vice President of NB Management
                                                                  from 1993 to 1999; Assistant Secretary of two
                                                                  other mutual funds for which NB Management
                                                                  acts as investment manager and administrator.

Barbara Muinos (43)            Assistant Treasurer since 1996     Vice President of Neuberger Berman since
                                                                  1999; Assistant Vice President of NB
                                                                  Management from 1993 to 1999; Assistant
                                                                  Treasurer of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 1996.

Brian J. Gaffney (48)          Vice President since 2000          Managing Director of Neuberger Berman since
                                                                  1999; Senior Vice President of NB
                                                                  Management since 2000; Vice President of NB
                                                                  Management from 1997 until 1999; Vice
                                                                  President of two other mutual funds for which
                                                                  NB Management acts as investment manager
                                                                  and administrator since 2000.

            NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST JUNE 30, 2002 (UNAUDITED)

                                             Position and
 Name, Age, and Address (1)            Length of Time Served (2)                    Principal Occupation(s) (3)
------------------------------------------------------------------------------------------------------------------------
Sheila R. James (37)           Assistant Secretary since June 5, 2002     Employee of Neuberger Berman since 1999;
                                                                          Employee of NB Management from 1991 to
                                                                          1999; Assistant Secretary of two other mutual
                                                                          funds for which NB Management acts as
                                                                          investment manager and administrator since
                                                                          June 5, 2002.

Richard Russell (55)           Treasurer and Principal Accounting         Vice President of Neuberger Berman since
                               Officer since 1993 and Principal           1999; Vice President of NB Management from
                               Financial Officer since June 2000          1993 until 1999; Treasurer and Principal
                                                                          Financial and Accounting Officer of two other
                                                                          mutual funds for which NB Management acts
                                                                          as investment manager and administrator.

Frederic B. Soule (56)         Vice President since 2000                  Vice President of Neuberger Berman since
                                                                          1999; Vice President of NB Management from
                                                                          1995 until 1999; Vice President of two other
                                                                          funds for which NB Management acts as
                                                                          investment manager and administrator since
                                                                          2000.

Celeste Wischerth (41)         Assistant Treasurer since 1996             Vice President of Neuberger Berman since
                                                                          1999; Assistant Vice President of NB
                                                                          Management from 1994 to 1999; Assistant
                                                                          Treasurer of two other mutual funds for which
                                                                          NB Management acts as investment manager
                                                                          and administrator since 1996.

--------------
(1) The business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Pursuant to the by-laws of the Trust, each officer elected by the Trustees shall hold office until his or her successor shall have been elected and qualified or until his or her earlier death, inability to serve, or resignation. Officers serve at the pleasure of the Trustees and may be removed at any time with or without cause.

(3) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.